Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.53%
Communication services: 10.12%
Diversified telecommunication services: 0.66%
AT&T, Inc.	81,586	$1,936,036
Verizon Communications, Inc.	6,109	240,633
		2,176,669
Entertainment: 2.02%
Netflix, Inc.†	4,123	4,027,181
Roblox Corp. Class A†	5,366	381,362
Spotify Technology SA†	3,547	1,945,707
Walt Disney Co.	3,131	353,991
		6,708,241
Interactive media & services: 7.16%
Alphabet, Inc. Class A	30,033	6,127,333
Alphabet, Inc. Class C	34,652	7,124,451
Meta Platforms, Inc. Class A	14,291	9,849,071
Pinterest, Inc. Class A†	11,633	383,424
TripAdvisor, Inc.†	15,648	274,779
		23,759,058
Media: 0.28%
Comcast Corp. Class A	27,170	914,542
Consumer discretionary: 10.59%
Automobiles: 2.13%
Ford Motor Co.	34,930	352,095
General Motors Co.	11,692	578,286
Tesla, Inc.†	15,190	6,145,874
		7,076,255
Broadline retail: 4.16%
Amazon.com, Inc.†	55,859	13,276,567
eBay, Inc.	7,727	521,418
		13,797,985
Diversified consumer services: 0.15%
Duolingo, Inc.†	1,334	485,563
Hotels, restaurants & leisure: 0.91%
Booking Holdings, Inc.	202	956,987
Expedia Group, Inc.†	3,778	645,849
McDonald’s Corp.	3,882	1,120,734
Wynn Resorts Ltd.	3,293	285,997
		3,009,567
Household durables: 0.74%
Garmin Ltd.	2,463	531,639
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 1

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Household durables(continued)
Lennar Corp. Class A	7,610	$998,736
PulteGroup, Inc.	8,098	921,390
		2,451,765
Specialty retail: 1.96%
Dick’s Sporting Goods, Inc.	2,389	573,480
Gap, Inc.	26,459	636,868
Home Depot, Inc.	7,189	2,961,724
TJX Cos., Inc.	18,670	2,329,829
		6,501,901
Textiles, apparel & luxury goods: 0.54%
Crocs, Inc.†	5,180	528,723
Deckers Outdoor Corp.†	5,703	1,011,484
lululemon athletica, Inc.†	622	257,632
		1,797,839
Consumer staples: 5.76%
Beverages: 0.54%
Coca-Cola Co.	5,219	331,302
Monster Beverage Corp.†	5,750	280,083
PepsiCo, Inc.	7,721	1,163,477
		1,774,862
Consumer staples distribution & retail: 2.49%
Costco Wholesale Corp.	3,773	3,697,087
Target Corp.	6,688	922,342
Walmart, Inc.	37,155	3,647,135
		8,266,564
Food products: 0.39%
Archer-Daniels-Midland Co.	5,045	258,455
Bunge Global SA	3,669	279,321
Ingredion, Inc.	5,523	753,558
		1,291,334
Household products: 1.31%
Colgate-Palmolive Co.	17,898	1,551,757
Kimberly-Clark Corp.	9,232	1,199,883
Procter & Gamble Co.	9,683	1,607,281
		4,358,921
Tobacco: 1.03%
Altria Group, Inc.	36,406	1,901,485
Philip Morris International, Inc.	11,583	1,508,107
		3,409,592
See accompanying notes to portfolio of investments
2 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Energy: 2.60%
Oil, gas & consumable fuels: 2.60%
APA Corp.	20,226	$443,556
Chevron Corp.	8,214	1,225,447
EOG Resources, Inc.	7,951	1,000,156
Exxon Mobil Corp.	22,361	2,388,826
HF Sinclair Corp.	4,310	155,505
Marathon Petroleum Corp.	7,126	1,038,329
Phillips 66	8,848	1,042,914
Valero Energy Corp.	9,963	1,325,079
		8,619,812
Financials: 14.97%
Banks: 3.90%
Bank of America Corp.	28,583	1,323,393
Citigroup, Inc.	24,517	1,996,419
East West Bancorp, Inc.	8,443	869,376
First Citizens BancShares, Inc. Class A	152	335,113
JPMorgan Chase & Co.	20,429	5,460,672
Wells Fargo & Co.	37,663	2,967,844
		12,952,817
Capital markets: 3.91%
Ameriprise Financial, Inc.	3,217	1,747,989
Bank of New York Mellon Corp.	23,595	2,027,518
BlackRock, Inc.	1,023	1,100,237
CME Group, Inc.	1,917	453,409
Coinbase Global, Inc. Class A†	2,920	850,684
Goldman Sachs Group, Inc.	4,202	2,690,961
Interactive Brokers Group, Inc. Class A	9,422	2,048,720
Jefferies Financial Group, Inc.	6,863	527,696
Stifel Financial Corp.	4,984	577,396
Virtu Financial, Inc. Class A	23,705	949,622
		12,974,232
Consumer finance: 1.08%
American Express Co.	3,592	1,140,280
Capital One Financial Corp.	7,567	1,541,474
Synchrony Financial	12,967	894,464
		3,576,218
Financial services: 4.15%
Apollo Global Management, Inc.	10,475	1,791,016
Berkshire Hathaway, Inc. Class B†	9,247	4,333,791
Corpay, Inc.†	529	201,279
Euronet Worldwide, Inc.†	2,699	265,852
Mastercard, Inc. Class A	3,314	1,840,695
PayPal Holdings, Inc.†	7,828	693,404
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 3

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Financial services(continued)
Visa, Inc. Class A	12,304	$4,205,507
Voya Financial, Inc.	5,914	419,835
		13,751,379
Insurance: 1.93%
Axis Capital Holdings Ltd.	3,748	341,143
Everest Group Ltd.	1,080	375,311
Fidelity National Financial, Inc.	12,798	744,459
Hartford Financial Services Group, Inc.	6,317	704,661
MetLife, Inc.	11,078	958,358
Progressive Corp.	6,138	1,512,649
Reinsurance Group of America, Inc.	5,883	1,340,500
Unum Group	5,587	426,009
		6,403,090
Health care: 9.54%
Biotechnology: 1.74%
AbbVie, Inc.	13,605	2,501,960
Amgen, Inc.	993	283,422
Exelixis, Inc.†	29,663	983,329
Gilead Sciences, Inc.	5,936	576,979
Regeneron Pharmaceuticals, Inc.†	1,340	901,793
Vertex Pharmaceuticals, Inc.†	1,121	517,543
		5,765,026
Health care equipment & supplies: 1.97%
Abbott Laboratories	10,831	1,385,610
Boston Scientific Corp.†	10,712	1,096,480
Hologic, Inc.†	7,116	513,348
Intuitive Surgical, Inc.†	4,615	2,639,226
Stryker Corp.	2,317	906,619
		6,541,283
Health care providers & services: 2.29%
Cardinal Health, Inc.	3,607	446,042
Cencora, Inc.	3,745	952,016
Centene Corp.†	17,555	1,124,047
CVS Health Corp.	19,245	1,086,958
Elevance Health, Inc.	679	268,680
McKesson Corp.	1,906	1,133,593
Tenet Healthcare Corp.†	5,016	706,704
UnitedHealth Group, Inc.	3,432	1,861,826
		7,579,866
Health care technology: 0.39%
Doximity, Inc. Class A†	9,145	540,470
Veeva Systems, Inc. Class A†	3,293	768,125
		1,308,595
See accompanying notes to portfolio of investments
4 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Life sciences tools & services: 0.35%
10X Genomics, Inc. Class A†	14,040	$210,600
Medpace Holdings, Inc.†	504	175,971
Thermo Fisher Scientific, Inc.	1,309	782,455
		1,169,026
Pharmaceuticals: 2.80%
Eli Lilly & Co.	4,618	3,745,567
Johnson & Johnson	9,160	1,393,694
Merck & Co., Inc.	13,377	1,321,915
Organon & Co.	14,483	225,356
Pfizer, Inc.	44,998	1,193,347
Zoetis, Inc.	8,139	1,390,955
		9,270,834
Industrials: 8.93%
Aerospace & defense: 1.40%
General Dynamics Corp.	1,994	512,418
General Electric Co.	2,992	609,082
Howmet Aerospace, Inc.	10,780	1,364,532
Lockheed Martin Corp.	2,563	1,186,541
Northrop Grumman Corp.	1,656	806,919
Textron, Inc.	1,996	152,714
		4,632,206
Air freight & logistics: 0.05%
FedEx Corp.	597	158,127
Building products: 1.09%
Builders FirstSource, Inc.†	8,931	1,493,978
Owens Corning	8,355	1,541,915
Trane Technologies PLC	1,601	580,763
		3,616,656
Commercial services & supplies: 0.33%
Veralto Corp.	4,536	468,977
Waste Management, Inc.	2,833	623,997
		1,092,974
Construction & engineering: 0.67%
EMCOR Group, Inc.	3,421	1,532,813
MasTec, Inc.†	4,656	675,539
		2,208,352
Electrical equipment: 0.72%
Acuity Brands, Inc.	2,970	987,198
Emerson Electric Co.	6,232	809,848
Vertiv Holdings Co. Class A	5,122	599,377
		2,396,423
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 5

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Ground transportation: 0.32%
CSX Corp.	10,815	$355,489
Uber Technologies, Inc.†	10,418	696,443
		1,051,932
Industrial conglomerates: 0.78%
3M Co.	8,755	1,332,511
Honeywell International, Inc.	5,578	1,247,910
		2,580,421
Machinery: 1.84%
Allison Transmission Holdings, Inc.	14,354	1,687,169
Caterpillar, Inc.	3,957	1,469,788
PACCAR, Inc.	11,920	1,321,690
Parker-Hannifin Corp.	2,320	1,640,356
		6,119,003
Passenger airlines: 0.56%
United Airlines Holdings, Inc.†	17,535	1,855,904
Professional services: 1.03%
Automatic Data Processing, Inc.	1,699	514,814
CACI International, Inc. Class A†	1,663	642,350
Leidos Holdings, Inc.	8,523	1,210,522
Paycom Software, Inc.	3,392	704,044
Science Applications International Corp.	3,264	353,426
		3,425,156
Trading companies & distributors: 0.14%
WESCO International, Inc.	2,563	474,155
Information technology: 28.48%
Communications equipment: 1.18%
Arista Networks, Inc.†	12,033	1,386,563
Cisco Systems, Inc.	35,367	2,143,240
F5, Inc.†	1,354	402,490
		3,932,293
Electronic equipment, instruments & components: 0.98%
Arrow Electronics, Inc.†	2,251	262,354
Jabil, Inc.	5,470	888,383
TD SYNNEX Corp.	8,177	1,165,304
Zebra Technologies Corp. Class A†	2,354	922,627
		3,238,668
IT services: 1.11%
Accenture PLC Class A	3,164	1,217,982
Okta, Inc.†	7,070	666,135
See accompanying notes to portfolio of investments
6 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
IT services(continued)
Twilio, Inc. Class A†	4,175	$611,972
VeriSign, Inc.†	5,491	1,180,565
		3,676,654
Semiconductors & semiconductor equipment: 9.24%
Advanced Micro Devices, Inc.†	4,621	535,805
Applied Materials, Inc.	8,843	1,594,835
Broadcom, Inc.	32,292	7,145,251
Cirrus Logic, Inc.†	3,534	354,955
Enphase Energy, Inc.†	3,643	226,886
KLA Corp.	2,435	1,797,614
Lam Research Corp.	3,514	284,810
NVIDIA Corp.	132,703	15,933,649
Onto Innovation, Inc.†	2,882	590,118
QUALCOMM, Inc.	12,669	2,190,850
		30,654,773
Software: 10.15%
Adobe, Inc.†	2,777	1,214,799
Appfolio, Inc. Class A†	1,880	439,751
AppLovin Corp. Class A†	3,184	1,176,774
Datadog, Inc. Class A†	5,232	746,659
DocuSign, Inc. Class A†	10,477	1,013,440
Fortinet, Inc.†	16,909	1,705,780
Manhattan Associates, Inc.†	1,254	261,572
Microsoft Corp.	42,782	17,757,097
Nutanix, Inc. Class A†	12,039	827,862
Oracle Corp.	2,341	398,110
Palantir Technologies, Inc. Class A†	11,808	974,042
Salesforce, Inc.	9,687	3,310,048
ServiceNow, Inc.†	2,452	2,497,068
Zoom Communications, Inc. Class A†	15,575	1,354,090
		33,677,092
Technology hardware, storage & peripherals: 5.82%
Apple, Inc.	81,813	19,307,868
Materials: 1.71%
Chemicals: 0.60%
CF Industries Holdings, Inc.	6,943	640,214
Linde PLC	3,024	1,349,067
		1,989,281
Construction materials: 0.33%
CRH PLC	7,179	710,936
Eagle Materials, Inc.	1,547	397,177
		1,108,113
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 7

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Containers & packaging: 0.46%
Crown Holdings, Inc.	13,826	$1,214,752
Sealed Air Corp.	8,800	306,504
		1,521,256
Metals & mining: 0.32%
Freeport-McMoRan, Inc.	16,106	577,400
Royal Gold, Inc.	3,424	478,744
		1,056,144
Real estate: 2.59%
Hotel & resort REITs: 0.20%
Host Hotels & Resorts, Inc.	39,661	662,735
Industrial REITs: 0.41%
Prologis, Inc.	11,292	1,346,571
Real estate management & development: 0.11%
Jones Lang LaSalle, Inc.†	1,360	384,608
Retail REITs: 0.52%
Simon Property Group, Inc.	9,953	1,730,428
Specialized REITs: 1.35%
American Tower Corp.	3,655	675,992
Gaming & Leisure Properties, Inc.	23,696	1,146,650
Millrose Properties, Inc. Class A♦†	3,868	42,780
Public Storage	4,498	1,342,563
VICI Properties, Inc. Class A	42,779	1,273,531
		4,481,516
Utilities: 2.24%
Electric utilities: 1.61%
American Electric Power Co., Inc.	14,549	1,431,040
Constellation Energy Corp.	1,338	401,373
Duke Energy Corp.	14,682	1,644,237
Evergy, Inc.	5,107	327,716
NextEra Energy, Inc.	21,384	1,530,239
		5,334,605
Gas utilities: 0.11%
UGI Corp.	12,247	376,350
Independent power and renewable electricity producers: 0.10%
Vistra Corp.	1,863	313,040
Multi-utilities: 0.42%
Consolidated Edison, Inc.	1,799	168,639
Public Service Enterprise Group, Inc.	14,828	1,238,731
		1,407,370
Total common stocks (Cost $171,365,191)		323,503,510
See accompanying notes to portfolio of investments
8 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.33%
Investment companies: 2.33%
Allspring Government Money Market Fund Select Class♠∞		4.32%	7,718,124	$7,718,124
Total short-term investments (Cost $7,718,124)				7,718,124
Total investments in securities (Cost $179,083,315)	99.86%			331,221,634
Other assets and liabilities, net	0.14			477,915
Total net assets	100.00%			$331,699,549

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,850,958	$64,322,078	$(61,454,912)	$0	$0	$7,718,124	7,718,124	$208,853
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	23	3-21-2025	$6,917,423	$6,977,338	$59,915	$0
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 9

Notes to portfolio of investments—January 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
10 | Allspring Disciplined Large Cap Portfolio

Notes to portfolio of investments—January 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$33,558,510	$0	$0	$33,558,510
Consumer discretionary	35,120,875	0	0	35,120,875
Consumer staples	19,101,273	0	0	19,101,273
Energy	8,619,812	0	0	8,619,812
Financials	49,657,736	0	0	49,657,736
Health care	31,634,630	0	0	31,634,630
Industrials	29,611,309	0	0	29,611,309
Information technology	94,487,348	0	0	94,487,348
Materials	5,674,794	0	0	5,674,794
Real estate	8,563,078	42,780	0	8,605,858
Utilities	7,431,365	0	0	7,431,365
Short-term investments
Investment companies	7,718,124	0	0	7,718,124
	331,178,854	42,780	0	331,221,634
Futures contracts	59,915	0	0	59,915
Total assets	$331,238,769	$42,780	$0	$331,281,549
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of January 31, 2025, $413,000 was segregated as cash collateral for these open futures contracts.
At January 31, 2025, the Portfolio did not have any transfers into/out of Level 3.
Allspring Disciplined Large Cap Portfolio | 11